CORPORATE AND NON-RECOURSE BORROWINGS - Schedule of Corporate and Non-Recourse Borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	$ 7,099	$ 4,927
Carrying Amount	6,978	4,857
Total corporate borrowings | Credit facilities
Line of Credit Facility [Line Items]
Principal Balance	2,652	628
Carrying Amount	2,652	628
Term loan Due April 2031 | Credit facilities
Line of Credit Facility [Line Items]
Principal Balance	1,989	0
Carrying Amount	$ 1,989	0
364-day revolving credit facility due October 2026 | Credit facilities
Line of Credit Facility [Line Items]
Debt term	364 days
Collateral pledged	$ 588	761
364-day revolving credit facility due October 2026 | Credit facilities | Investment funds
Line of Credit Facility [Line Items]
Collateral pledged	235	260
364-day revolving credit facility due October 2026 | Credit facilities | Cash and cash equivalents
Line of Credit Facility [Line Items]
Collateral pledged	4	9
364-day revolving credit facility due October 2026 | Credit facilities | Real estate partnerships
Line of Credit Facility [Line Items]
Collateral pledged	349	492
364-day revolving credit facility due October 2026 | Credit facilities | Non-recourse borrowings
Line of Credit Facility [Line Items]
Carrying Amount	1,000	1,000
Margin loan Due April 2027 | Credit facilities
Line of Credit Facility [Line Items]
Principal Balance	1,000	0
Carrying Amount	1,000	0
Collateral pledged	2,900
Term Loan Maturing In May 2027 | Credit facilities | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	100	100
Carrying Amount	$ 99	98
5.00% senior notes due June 2027 | Senior unsecured notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.00%
Principal Balance	$ 500	500
Carrying Amount	494	490
Term loan due September 2028 | Credit facilities | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	750	750
Carrying Amount	$ 749	749
5.75% senior notes due October 2029 | Senior unsecured notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.75%
Principal Balance	$ 600	600
Carrying Amount	$ 597	596
6.14% senior notes due June 2032 | Senior unsecured notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	6.14%
Principal Balance	$ 500	500
Carrying Amount	$ 497	497
6.00% senior notes due July 2035 | Senior unsecured notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	6.00%
Principal Balance	$ 700	700
Carrying Amount	$ 692	692
5.00% subordinated notes due June 2047 | Subordinated notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.00%
Principal Balance	$ 100	100
Carrying Amount	$ 84	84
7.00% junior subordinated notes due December 2055 | Junior subordinated notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	7.00%
Principal Balance	$ 500	500
Carrying Amount	494	494
Junior subordinated debentures | Junior subordinated notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	266	265
Carrying Amount	$ 247	245
5.00% perpetual restricted notes | Subordinated notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.00%
Principal Balance	$ 431	0
Carrying Amount	375	0
Subordinated notes | Subordinated notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	1,035	0
Carrying Amount	1,033	$ 0
Subordinated notes | Subordinated notes | Non-recourse borrowings | Minimum
Line of Credit Facility [Line Items]
Fixed interest rate		6.50%
Subordinated notes | Subordinated notes | Non-recourse borrowings | Maximum
Line of Credit Facility [Line Items]
Fixed interest rate		9.00%
Revolving credit facilities | Bilateral Revolving Credit Facilities | Credit facilities
Line of Credit Facility [Line Items]
Principal Balance	663	$ 628
Carrying Amount	663	628
Carrying Amount	$ 2,300	1,300
Revolving credit facilities | 364-day revolving credit facility due October 2026 | Credit facilities | Non-recourse borrowings
Line of Credit Facility [Line Items]
Debt term	364 days
Principal Balance	$ 617	912
Carrying Amount	$ 617	$ 912